Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2021	Dec. 31, 2020
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.45%	0.40%
Bank deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Commercial papers [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.30%	0.26%
Commercial papers [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.17%	0.14%
Negotiable certificates of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.30%	0.30%
Negotiable certificates of deposit [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.27%	0.24%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	3.60%	3.60%
Time deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.01%	0.10%